Operations and principal activities (Details)	12 Months Ended
Dec. 31, 2020
Subsidiaries | So-Young Hong Kong Limited ("So-Young HK")
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Subsidiaries | So-Young High Tech Korea Co., Ltd.
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Subsidiaries | Beijing So-Young Wanwei Technology Consulting Co., Ltd. ("So-Young Wanwei")
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
Subsidiaries | So-Young (China) Network Technology Co., Ltd.
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs Subsidiaries | Beijing So-Young Technology Co., Ltd. ("Beijing So-Young")
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs Subsidiaries | Beijing Chiyan Medical Beauty Consulting Co., Ltd. ("Chiyan Beijing")
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs Subsidiaries | Beijing So-Young Souyang Investment and Management Co., Ltd.
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs Subsidiaries | Beijing Meifenbao Technology Co., Ltd.
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs Subsidiaries | Beijing So-Young Qingyang Medical Instrument Co., Ltd.
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs Subsidiaries | Beijing Shengshi Meiyan Culture Co., Ltd.
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs Subsidiaries | Jinbaoxin Shenzhen Insurance Brokers Co., Ltd. ("Jinbaoxin")
Operations and Reorganization
Percentage of direct or indirect economic ownership	100.00%
VIEs and VIEs Subsidiaries | Shanghai Leya Health Technology Co., Ltd. ("Leya")
Operations and Reorganization
Percentage of direct or indirect economic ownership	63.37%